Shareholders' Equity (Details 2) - Stock Option [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	246,874
Weighted average remaining contractual life (years)	3 years 7 days
Options exercisable	79,372
Weighted average Remaining Contractual life of options exercisable (years)	1 year 11 months 4 days
Exercise Price 2.96 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.96
Options outstanding	13,373
Weighted average remaining contractual life (years)	9 months 22 days
Options exercisable	13,373
Weighted average Remaining Contractual life of options exercisable (years)	9 months 22 days
Exercise Price 2.388 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.388
Options outstanding	83,500
Weighted average remaining contractual life (years)	3 years 2 months 8 days
Options exercisable	33,499
Weighted average Remaining Contractual life of options exercisable (years)	2 years 8 months 2 days
Exercise Price 2.287 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.287
Options outstanding	7,500
Weighted average remaining contractual life (years)	4 years 29 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	0 years
Exercise Price 2.131 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.131
Options outstanding	45,002
Weighted average remaining contractual life (years)	2 years 11 months 4 days
Options exercisable	22,501
Weighted average Remaining Contractual life of options exercisable (years)	2 years 11 months 4 days
Exercise Price 2.126 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.126
Options outstanding	9,999
Weighted average remaining contractual life (years)	1 year 10 months 10 days
Options exercisable	9,999
Weighted average Remaining Contractual life of options exercisable (years)	1 year 10 months 10 days
Exercise Price 2.118 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.118
Options outstanding	87,500
Weighted average remaining contractual life (years)	4 years 9 months 29 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	0 years